Property, plant and equipment - Schedule of property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 7,091,974
Acquisitions	814,093
Acquisitions through business combinations	29,659
Disposals and cancellations	(81,580)
Depreciation charges	(216,568)
Transfer to assets held for sale	(173,196)
Transfers	0
Exit from the consolidation scope	(1,689)
Translation differences	(1,677)
Property, plant and equipment at end of period	7,461,016
Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,323,773
Acquisitions	34,076
Acquisitions through business combinations	0
Disposals and cancellations	(81,498)
Depreciation charges	(213,304)
Transfer to assets held for sale	(173,196)
Transfers	986,113
Exit from the consolidation scope	0
Translation differences	(545)
Property, plant and equipment at end of period	6,875,419
Property, plant and equipment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	739,373
Acquisitions	779,397
Acquisitions through business combinations	568
Disposals and cancellations	0
Depreciation charges	0
Transfer to assets held for sale	0
Transfers	(986,032)
Exit from the consolidation scope	0
Translation differences	(646)
Property, plant and equipment at end of period	532,660
Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23,981
Acquisitions	620
Acquisitions through business combinations	29,117
Disposals and cancellations	(82)
Depreciation charges	(2,544)
Transfer to assets held for sale	0
Transfers	(1,276)
Exit from the consolidation scope	(1,343)
Translation differences	(471)
Property, plant and equipment at end of period	48,002
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,847
Acquisitions	0
Acquisitions through business combinations	(26)
Disposals and cancellations	0
Depreciation charges	(720)
Transfer to assets held for sale	0
Transfers	1,195
Exit from the consolidation scope	(346)
Translation differences	(15)
Property, plant and equipment at end of period	4,935
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,544,306
Property, plant and equipment at end of period	8,974,908
Cost | Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7,757,790
Property, plant and equipment at end of period	8,371,044
Cost | Property, plant and equipment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	739,373
Property, plant and equipment at end of period	532,660
Cost | Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	37,105
Property, plant and equipment at end of period	61,029
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,038
Property, plant and equipment at end of period	10,175
Depreciation & impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,452,332)
Property, plant and equipment at end of period	(1,513,892)
Depreciation & impairment losses | Property, plant and equipment | Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,434,017)
Property, plant and equipment at end of period	(1,495,625)
Depreciation & impairment losses | Property, plant and equipment | Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0
Depreciation & impairment losses | Property, plant and equipment | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(13,124)
Property, plant and equipment at end of period	(13,027)
Depreciation & impairment losses | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,191)
Property, plant and equipment at end of period	$ (5,240)